SELLING AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Selling and Administrative Expenses

	2022	2021	2020
Managers and directors’ compensation fees	968,996	906,269	857,910
Fees and compensation for services	825,895	722,409	849,908
Salaries, wages, and social security contributions	3,136,974	2,801,435	2,518,820
Transport and traveling expenses	161,397	65,799	56,060
Data processing	313,360	361,767	184,958
Advertising expenses	580,878	607,563	227,606
Taxes, duties, contributions, and commissions	3,036,578	3,075,527	2,580,597
Depreciation and amortization	810,116	724,284	838,433
Preservation and maintenance	21,700	28,049	32,795
Communications	97,174	82,321	88,424
Leases	39,117	50,016	36,130
Employee benefits	94,650	104,679	97,280
Water, natural gas, and energy services	5,187	7,311	12,128
Freight	1,838,633	1,891,638	1,344,178
Insurance	309,314	283,556	222,093
Allowance for doubtful accounts	27,334	382,542	17,646
Security	28,175	25,988	23,404
Others	215,105	206,767	169,103
Total	12,510,583	12,327,920	10,157,473